Business combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business combinations [abstract]
Consideration for acquisition from Taishan Power
Acquisition Date

Total consideration	1,172,508
Non-controlling interests	276,713
Less: Fair value of total identifiable net assets	1,218,003

Goodwill	231,218

Total consideration	1,172,508
Less: Bank balances and cash of acquirees	122,699

Cash consideration paid for acquisition of subsidiaries, net of cash acquired	1,049,809

Assets and liabilities arising from the acquisitions from Taishan Power
	Laizhou wind power	Shandong Laiwu Thermal Power	Shandong Liaocheng Thermal Power
	Fair value	Fair value	Fair value

Property, plant and equipment	568,177	1,888,021	736,577
Land use rights	30,232	67,245	301,114
Other non-current assets	2,007	5,124	836
Inventories	131	2,354	22,225
Other receivables and assets	4,461	12,277	8,622
Accounts receivable	47,274	137,573	55,246
Bank balances and cash	10,486	57,558	54,655
Long-term loans	(115,800)	(379,254)	(200,000)
Deferred income tax liabilities	-	(31,588)	(39,414)
Other non-current liabilities	-	(26,235)	(118,628)
Accounts payable and other liabilities	(62,059)	(162,237)	(122,774)
Taxes payables	(905)	(1,686)	(2,215)
Short-term loans	(150,000)	(550,000)	(34,000)
Current portion of long-term loans	(334,791)	(462,606)	-
Total identifiable net assets	(787)	556,546	662,244

Acquisition information of transfers from joint ventures to subsidiaries
Acquisition Date
Non-controlling interests	1,314,040
Fair value of pre-existing interest in Hong Kong Energy	1,314,040
Less: Fair value of total identifiable net assets	2,628,080
Goodwill	-

Identifiable assets and liabilities of acquirees as at the acquisition date due to transfers from joint ventures to subsidiaries
Fair Value

Property, plant and equipment	275,889
Deferred income tax assets	2,919
Other non-current assets	10,205,870
Inventories	372,248
Other receivables and assets	1,030,858
Accounts receivable	1,523,409
Bank balances and cash	374,964
Long-term loans	(8,200,739)
Other non-current liabilities	(210,142)
Accounts payable and other liabilities	(675,009)
Taxes payable	(1,330)
Short-term loans	(1,560,108)
Current portion of long-term loans	(510,749)

Total identifiable net assets	2,628,080